Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 81.7% of Net Assets

Non-Convertible Bonds — 76.9%
	ABS Car Loan — 0.3%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$295,564
270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	272,264
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	286,723
		854,551
	ABS Home Equity — 0.0%
85,481	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.141%, 9/19/2045(b)	44,439
	Aerospace & Defense — 2.4%
1,410,000	Boeing Co., 3.200%, 3/01/2029	1,299,261
530,000	Boeing Co., 3.625%, 2/01/2031	481,142
660,000	Boeing Co., 5.150%, 5/01/2030	650,748
90,000	Boeing Co., 5.705%, 5/01/2040	85,624
20,000	Boeing Co., 5.930%, 5/01/2060	18,506
160,000	Boeing Co., 6.388%, 5/01/2031	167,283
65,000	Boeing Co., 6.528%, 5/01/2034	68,095
410,000	Boeing Co., 6.858%, 5/01/2054	435,767
640,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	637,407
125,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	118,533
205,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	226,855
470,000	TransDigm, Inc., 4.625%, 1/15/2029	439,975
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,302,888
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	631,113
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	91,339
		6,654,536
	Automotive — 1.0%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	43,608
760,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	728,466
240,000	Tenneco, Inc., 8.000%, 11/17/2028(a)	223,682
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	149,100
1,135,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	1,137,452
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	222,837
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	152,140
		2,657,285
	Banking — 1.0%
1,535,000	Synchrony Financial, 7.250%, 2/02/2033	1,584,540
1,360,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,313,215
		2,897,755
	Brokerage — 0.2%
640,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(a)	635,930
	Building Materials — 0.5%
555,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(a)	531,843
450,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	431,214
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	313,476
		1,276,533
	Cable Satellite — 10.1%
435,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	378,911
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$1,180,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	$957,322
1,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	1,156,908
2,680,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	2,447,285
960,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	917,214
1,520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	1,507,006
605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	424,355
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	144,006
1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	645,229
235,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	202,736
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,351,048
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	235,057
1,695,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	1,161,360
2,515,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,482,086
1,300,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,279,253
2,765,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	2,693,936
990,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	899,861
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	367,648
1,655,000	DISH DBS Corp., 7.750%, 7/01/2026	1,392,109
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	217,134
4,415,457	EchoStar Corp., 10.750%, 11/30/2029	4,747,877
2,536,040	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	2,300,059
		27,908,400
	Chemicals — 1.3%
2,100,000	Ashland, Inc., 3.375%, 9/01/2031(a)	1,790,935
350,000	Chemours Co., 4.625%, 11/15/2029(a)	304,089
890,000	Chemours Co., 5.750%, 11/15/2028(a)	826,753
805,000	Hercules LLC, 6.500%, 6/30/2029	807,399
		3,729,176
	Construction Machinery — 0.7%
1,310,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,170,277
900,000	United Rentals North America, Inc., 4.000%, 7/15/2030	819,289
		1,989,566
	Consumer Cyclical Services — 0.6%
510,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	468,402
1,345,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,217,218
		1,685,620
	Consumer Products — 0.4%
825,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	786,188
300,000	Newell Brands, Inc., 5.700%, 4/01/2026	299,872
		1,086,060
	Diversified Manufacturing — 1.3%
710,000	Esab Corp., 6.250%, 4/15/2029(a)	718,832
1,730,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,567,068
1,290,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,291,609
		3,577,509
	Electric — 0.7%
475,000	Calpine Corp., 4.500%, 2/15/2028(a)	455,579
675,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	589,524
190,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	184,534
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	134,517

Principal Amount	Description	Value (†)

	Electric — continued
$490,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	$475,900
150,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	159,855
		1,999,909
	Environmental — 0.6%
505,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	484,753
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	397,678
470,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	445,040
375,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	385,071
		1,712,542
	Finance Companies — 2.5%
155,000	Freedom Mortgage Corp., 7.625%, 5/01/2026(a)	155,377
835,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	860,944
1,045,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,078,379
2,055,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	2,015,770
420,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	425,289
570,000	Navient Corp., 5.000%, 3/15/2027	558,690
570,000	OneMain Finance Corp., 3.500%, 1/15/2027	543,711
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	36,225
1,525,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,328,728
		7,003,113
	Financial Other — 0.2%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	38,732
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	10,500
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	9,737
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	19,909
226,879	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	7,941
49,972	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	1,296
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	3,620
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	3,510
465,055	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)(e)	15,077
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	24,500
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	23,988
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	23,244
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	36,484
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	18,703
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	14,221
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	13,896
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	13,120
74,922	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	10,482
75,104	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	10,508
150,572	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	19,895
226,405	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	28,312
226,953	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	26,298
106,874	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	11,970
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	7,698
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	23,656
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	59,432
Principal Amount	Description	Value (†)

	Financial Other — continued
$200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	$14,016
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	7,897
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	1,312
		499,954
	Food & Beverage — 2.0%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	192,500
1,485,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,343,690
265,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(a)	258,712
1,900,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,762,883
225,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	224,990
295,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	264,274
50,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	48,380
1,520,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,509,466
		5,604,895
	Gaming — 2.2%
1,710,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,761,907
775,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	790,606
330,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	339,775
855,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(a)	827,578
1,245,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	1,258,566
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029(a)	269,032
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	460,379
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	399,679
		6,107,522
	Government Owned - No Guarantee — 0.4%
325,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	340,469
810,000	Ecopetrol SA, 8.375%, 1/19/2036	781,194
		1,121,663
	Health Care REITs — 0.1%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	333,957
	Health Insurance — 0.9%
880,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	783,402
1,395,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,204,670
535,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	528,763
		2,516,835
	Healthcare — 2.2%
925,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	845,638
175,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	175,587
645,000	DaVita, Inc., 3.750%, 2/15/2031(a)	558,093
80,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(a)	73,546
1,425,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	1,426,134
580,000	Hologic, Inc., 3.250%, 2/15/2029(a)	524,518
185,000	Hologic, Inc., 4.625%, 2/01/2028(a)	179,374
375,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	328,747
495,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	458,364
460,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	464,850
1,076,165	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(h)	1,062,713
		6,097,564
	Home Construction — 0.4%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(e)(i)	—

Principal Amount	Description	Value (†)

	Home Construction — continued
$885,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	$846,879
200,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	198,676
		1,045,555
	Independent Energy — 4.6%
840,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	872,397
1,915,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	2,005,475
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	53,278
1,270,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,230,786
420,000	Matador Resources Co., 6.500%, 4/15/2032(a)	415,244
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	334,564
1,155,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	1,127,406
1,170,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	1,187,931
745,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	768,991
702,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	682,460
1,385,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,423,885
1,000,000	SM Energy Co., 6.500%, 7/15/2028	993,732
35,000	SM Energy Co., 6.625%, 1/15/2027	34,957
215,000	SM Energy Co., 6.750%, 9/15/2026	214,793
870,000	SM Energy Co., 6.750%, 8/01/2029(a)	861,185
425,000	SM Energy Co., 7.000%, 8/01/2032(a)	419,030
		12,626,114
	Industrial Other — 0.2%
335,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	312,146
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	365,794
		677,940
	Leisure — 1.4%
1,735,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,731,173
880,000	Carnival Corp., 6.000%, 5/01/2029(a)	877,918
450,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	426,649
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	765,280
85,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	84,365
		3,885,385
	Life Insurance — 0.6%
1,735,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,758,453
	Lodging — 2.9%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,689,577
700,000	Hilton Domestic Operating Co., Inc., 3.750%, 5/01/2029(a)	645,037
795,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(a)	782,255
2,235,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,242,261
1,335,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,246,162
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	821,885
520,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	482,559
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,001
75,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	75,801
		7,990,538
	Media Entertainment — 0.8%
264,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	194,888
422,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	330,772
1,665,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,609,360
		2,135,020
Principal Amount	Description	Value (†)

	Metals & Mining — 2.8%
$650,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	$643,045
1,335,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(a)	1,311,240
125,000	Commercial Metals Co., 3.875%, 2/15/2031	110,443
1,135,000	Commercial Metals Co., 4.125%, 1/15/2030	1,043,188
730,000	Commercial Metals Co., 4.375%, 3/15/2032	653,762
1,120,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,191,064
1,120,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	923,698
115,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(a)	108,675
1,785,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	1,872,769
		7,857,884
	Midstream — 6.6%
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	277,540
1,920,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,833,845
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	262,834
1,080,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	1,116,652
1,410,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	1,377,730
1,169,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(a)	1,112,820
595,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	559,556
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	476,095
510,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	520,048
215,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	228,713
1,890,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	1,742,431
1,415,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	1,376,308
590,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	588,067
515,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	520,092
1,145,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	1,127,028
620,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	634,266
445,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	428,213
810,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	744,161
735,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	631,455
555,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	497,019
2,050,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	2,143,365
		18,198,238
	Non-Agency Commercial Mortgage-Backed Securities — 1.5%
91,950	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.012%, 11/15/2031(a)(b)	42,751
321,824	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.012%, 11/15/2031(a)(b)	126,516
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.758%, 5/10/2047(a)(b)	501,757
389,440	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	354,394
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	437,691
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.150%, 8/10/2044(a)(b)	85,390
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.150%, 8/10/2044(a)(b)	512,571

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.872%, 7/10/2046(a)(b)	$85,000
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.573%, 6/10/2047(a)(b)	53,975
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	421,366
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.211%, 6/15/2044(a)(b)	258,639
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030(a)(b)	193,654
97,150	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)	61,150
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(f)(i)	25,184
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(f)(i)	14,000
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	197,246
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.115%, 11/15/2059(b)	115,612
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	50,779
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.983%, 6/15/2044(a)(b)	176,792
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(b)	435,485
		4,149,952
	Office REITs — 0.1%
265,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	229,997
	Oil Field Services — 0.8%
200,000	Oceaneering International, Inc., 6.000%, 2/01/2028	197,274
115,000	Oceaneering International, Inc., 6.000%, 2/01/2028	113,432
304,077	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	310,891
960,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	958,323
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	249,992
420,000	Transocean, Inc., 8.000%, 2/01/2027(a)	419,207
5,000	Transocean, Inc., 8.000%, 2/01/2027	4,991
		2,254,110
	Other REITs — 0.5%
815,000	Service Properties Trust, 4.750%, 10/01/2026	770,151
475,000	Service Properties Trust, 8.625%, 11/15/2031(a)	494,279
		1,264,430
	Packaging — 0.4%
268,672	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(a)(j)	37,614
840,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	751,527
300,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028	268,403
		1,057,544
	Pharmaceuticals — 2.6%
1,930,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,544,000
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	258,637
810,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	742,981
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	390,769
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$560,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$538,102
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,354,396
800,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	781,216
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	237,104
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	223,532
		7,070,737
	Property & Casualty Insurance — 4.3%
2,190,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,168,370
295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	292,561
815,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	818,183
895,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	900,488
2,360,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	2,430,331
560,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	581,833
2,170,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,214,652
725,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	449,109
710,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	717,096
1,285,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,271,434
		11,844,057
	Refining — 0.4%
280,000	CVR Energy, Inc., 5.750%, 2/15/2028(a)	258,013
1,020,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	978,373
		1,236,386
	Restaurants — 2.6%
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,546,170
1,000,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	894,338
315,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	300,893
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	29,551
1,310,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,314,812
980,000	Yum! Brands, Inc., 3.625%, 3/15/2031	866,375
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	267,969
1,940,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	1,855,286
		7,075,394
	Retailers — 2.3%
1,700,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,572,024
825,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	839,568
225,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(a)	198,314
595,000	Parkland Corp., 4.500%, 10/01/2029(a)	551,856
840,000	Parkland Corp., 5.875%, 7/15/2027(a)	831,996
415,000	Parkland Corp., 6.625%, 8/15/2032(a)	410,685
1,050,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,144,530
960,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(a)	923,323
		6,472,296
	Technology — 8.1%
670,000	Block, Inc., 3.500%, 6/01/2031	589,922

Principal Amount	Description	Value (†)

	Technology — continued
$1,710,000	Block, Inc., 6.500%, 5/15/2032(a)	$1,726,507
655,000	Cloud Software Group, Inc., 9.000%, 9/30/2029(a)	665,017
340,000	CommScope LLC, 4.750%, 9/01/2029(a)	302,829
245,000	CommScope LLC, 6.000%, 3/01/2026(a)	243,775
985,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	878,778
270,000	Elastic NV, 4.125%, 7/15/2029(a)	250,308
635,000	Entegris, Inc., 4.375%, 4/15/2028(a)	606,742
280,000	Entegris, Inc., 5.950%, 6/15/2030(a)	277,715
575,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	491,002
875,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	799,934
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	703,282
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	214,776
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	71,592
1,475,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	1,469,110
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	209,462
610,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	586,722
347,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	331,992
1,840,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,711,428
1,740,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,577,963
527,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	543,675
90,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	88,761
615,000	Seagate HDD Cayman, 4.091%, 6/01/2029	573,574
180,000	Seagate HDD Cayman, 4.125%, 1/15/2031	162,153
125,000	Seagate HDD Cayman, 4.875%, 6/01/2027	123,144
355,000	Seagate HDD Cayman, 8.250%, 12/15/2029	378,250
500,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	458,824
1,655,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,446,863
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	494,660
595,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	594,358
430,000	Western Digital Corp., 2.850%, 2/01/2029	382,741
100,000	Western Digital Corp., 3.100%, 2/01/2032	83,300
130,000	Western Digital Corp., 4.750%, 2/15/2026	128,747
1,805,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	1,831,003
1,747,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,599,083
		22,597,992
	Wireless — 0.6%
445,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	129,206
1,330,000	Altice France SA, 8.125%, 2/01/2027(a)	1,078,233
535,000	SoftBank Group Corp., 4.625%, 7/06/2028	509,764
		1,717,203
	Wirelines — 0.8%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	520,514
1,230,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,105,598
282,000	Optics Bidco SpA, Series 2033, 6.375%, 11/15/2033(a)	282,578
94,000	Optics Bidco SpA, Series 2034, 6.000%, 9/30/2034(a)	90,244
265,000	Optics Bidco SpA, Series 2036, 7.200%, 7/18/2036(a)	270,491
		2,269,425
	Total Non-Convertible Bonds (Identified Cost $222,974,998)	213,409,964

Convertible Bonds — 4.8%
	Cable Satellite — 0.8%
2,153,762	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	2,259,909
	Consumer Cyclical Services — 0.5%
138,000	Booking Holdings, Inc., 0.750%, 5/01/2025	364,141
888,000	Uber Technologies, Inc., 0.875%, 12/01/2028	976,800
		1,340,941
Principal Amount	Description	Value (†)

	Diversified Manufacturing — 0.0%
$80,000	Itron, Inc., 1.375%, 7/15/2030(a)	$84,200
	Electric — 0.7%
308,000	Evergy, Inc., 4.500%, 12/15/2027	334,334
536,000	FirstEnergy Corp., 4.000%, 5/01/2026	537,876
138,000	NRG Energy, Inc., 2.750%, 6/01/2048	302,772
360,000	PG&E Corp., 4.250%, 12/01/2027	390,420
304,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	318,592
		1,883,994
	Financial Other — 0.0%
88,172	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(d)	8,817
	Food & Beverage — 0.0%
88,000	Post Holdings, Inc., 2.500%, 8/15/2027	103,092
	Healthcare — 0.1%
132,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	166,529
	Independent Energy — 0.1%
81,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	94,810
67,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	168,548
		263,358
	Leisure — 0.3%
184,000	Carnival Corp., 5.750%, 12/01/2027	370,208
320,000	NCL Corp. Ltd., 1.125%, 2/15/2027	331,200
		701,408
	Media Entertainment — 0.1%
152,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	185,516
85,000	Sea Ltd., 2.375%, 12/01/2025	107,567
		293,083
	Midstream — 0.0%
98,000	UGI Corp., 5.000%, 6/01/2028(a)	111,279
	Pharmaceuticals — 0.2%
495,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	532,620
	Retailers — 0.0%
45,000	Freshpet, Inc., 3.000%, 4/01/2028	99,495
	Technology — 2.0%
452,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	440,722
373,000	Bentley Systems, Inc., 0.375%, 7/01/2027	335,887
97,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	105,187
596,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(k)	573,352
381,000	Dropbox, Inc., Zero Coupon, 0.000%–2.732%, 3/01/2028(g)	388,858
331,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	322,891
61,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	136,541
58,000	InterDigital, Inc., 3.500%, 6/01/2027	145,717
248,000	Nutanix, Inc., 0.250%, 10/01/2027	299,584
467,000	ON Semiconductor Corp., 0.500%, 3/01/2029	439,680
79,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	288,943
316,000	Parsons Corp., 2.625%, 3/01/2029(a)	369,878
315,000	Seagate HDD Cayman, 3.500%, 6/01/2028	378,157
145,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(k)	171,970
116,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	139,954
64,000	Vertex, Inc., 0.750%, 5/01/2029(a)	101,185
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	29,933

Principal Amount	Description	Value (†)

	Technology — continued
$955,000	Wolfspeed, Inc., 1.875%, 12/01/2029	$395,752
321,000	Workiva, Inc., 1.250%, 8/15/2028	339,779
		5,403,970
	Total Convertible Bonds (Identified Cost $13,437,204)	13,252,695
	Total Bonds and Notes (Identified Cost $236,412,202)	226,662,659

Senior Loans — 7.2%
	Brokerage — 0.6%
770,298	Edelman Financial Center LLC, 2024 Term Loan, 3 mo. USD SOFR + 3.000%, 7.357%, 4/07/2028(b)(l)	773,988
344,529	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.357%, 2/28/2031(b)	347,729
451,235	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.071%, 4/21/2028(b)(l)	452,928
		1,574,645
	Chemicals — 0.1%
389,065	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.357%, 8/18/2028(b)	390,645
	Consumer Cyclical Services — 1.6%
29,354	Grant Thornton Advisors LLC, 2024 Delayed Draw Term Loan, 6/02/2031(m)	29,329
841,906	Grant Thornton Advisors LLC, 2024 Term Loan B, 6/02/2031(m)	841,216
599,702	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 6/02/2031(b)(l)	599,210
1,229,000	Horizon U.S. Finco LP, Term Loan B, 12/18/2031(m)	1,221,319
908,669	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.107%, 3/15/2030(b)	909,051
41,739	Ryan LLC, Delayed Draw Term Loan, 11/14/2030(m)	41,817
425,000	Ryan LLC, Term Loan, 11/14/2030(m)	425,799
197,621	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.857%, 11/14/2030(b)(l)	197,992
223,971	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.329%, 8/09/2030(b)(l)	225,172
		4,490,905
	Electric — 0.2%
88,563	Talen Energy Supply LLC, 2023 Term Loan B, 5/17/2030(m)	88,809
349,180	Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 6.849%, 12/11/2031(b)(l)	350,053
		438,862
	Financial Other — 0.3%
884,000	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 12/04/2031(m)	887,872
	Food & Beverage — 0.2%
465,300	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.107%, 10/25/2027(b)(l)	468,645
	Healthcare — 1.0%
1,157,723	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.689%, 5/10/2027(b)(l)	1,161,034
52,000	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(n)	52,455
405,000	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 10/23/2031(b)(l)	408,544
585,692	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 8.829%, 4/09/2031(b)(l)	589,353
Principal Amount	Description	Value (†)

	Healthcare — continued
$578,344	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.079%, 12/12/2028(b)(l)	$582,323
57,210	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(b)(l)	55,823
		2,849,532
	Media Entertainment — 0.1%
411,204	Planet U.S. Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.521%, 2/07/2031(b)	414,288
	Property & Casualty Insurance — 1.1%
1,013,889	Acrisure LLC, 2024 1st Lien Term Loan B6, 11/06/2030(m)	1,013,575
1,168,105	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 12/06/2031(m)	1,167,229
576,136	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.707%, 8/19/2028(b)(l)	576,136
152,502	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.079%, 5/06/2032(b)(l)	155,774
		2,912,714
	Technology — 2.0%
1,633,095	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.500%, 9.857%, 12/17/2029(b)(l)	1,650,455
1,698,689	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 10/31/2031(b)(l)	1,715,150
1,356,943	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 6/27/2031(b)(l)	1,359,493
222,440	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(m)	202,142
455,000	Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/2030(m)	457,630
138,294	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.329%, 2/10/2031(b)(l)	139,171
		5,524,041
	Total Senior Loans (Identified Cost $19,831,316)	19,952,149

Shares
Common Stocks— 2.9%
	Aerospace & Defense — 0.1%
315	Lockheed Martin Corp.	153,071
	Air Freight & Logistics — 0.1%
1,765	United Parcel Service, Inc., Class B	222,567
	Banks — 0.1%
568	JPMorgan Chase & Co.	136,155
	Beverages — 0.0%
1,640	Coca-Cola Co.	102,106
	Biotechnology — 0.3%
1,331	AbbVie, Inc.	236,519
9,360	BioMarin Pharmaceutical, Inc.(f)	615,233
		851,752
	Capital Markets — 0.1%
71	BlackRock, Inc.	72,783
1,106	Morgan Stanley	139,046
		211,829
	Chemicals — 0.0%
160	Linde PLC	66,987
	Construction Materials — 0.2%
80,466	Cemex SAB de CV, ADR	453,828

Shares	Description	Value (†)
	Consumer Staples Distribution & Retail — 0.1%
110	Costco Wholesale Corp.	$100,789
805	Walmart, Inc.	72,732
		173,521
	Containers & Packaging — 0.0%
277	Packaging Corp. of America	62,361
	Electric Utilities — 0.0%
886	Duke Energy Corp.	95,458
	Electrical Equipment — 0.1%
1,463	Emerson Electric Co.	181,310
	Energy Equipment & Services — 0.0%
11,343	Mcdermott International Ltd.(f)	1,361
	Financial Services — 0.1%
458	Mastercard, Inc., Class A	241,169
	Ground Transportation — 0.0%
592	Union Pacific Corp.	135,000
	Health Care Equipment & Supplies — 0.1%
1,739	Abbott Laboratories	196,698
	Health Care Providers & Services — 0.3%
1,396	Elevance Health, Inc.	514,984
418	UnitedHealth Group, Inc.	211,450
		726,434
	Hotels, Restaurants & Leisure — 0.0%
976	Starbucks Corp.	89,060
	Household Products — 0.1%
596	Colgate-Palmolive Co.	54,182
536	Kimberly-Clark Corp.	70,237
984	Procter & Gamble Co.	164,968
		289,387
	Interactive Media & Services — 0.1%
1,152	Alphabet, Inc., Class A	218,074
	Life Sciences Tools & Services — 0.1%
267	Thermo Fisher Scientific, Inc.	138,901
	Machinery — 0.0%
193	Deere & Co.	81,774
	Media — 0.3%
68,328	Altice USA, Inc., Class A(f)	164,671
6,806	Comcast Corp., Class A	255,429
49,237	Paramount Global, Class B	515,019
		935,119
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(f)	4,818
2,018	Exxon Mobil Corp.	217,076
1,867	Williams Cos., Inc.	101,042
		322,936
	Pharmaceuticals — 0.2%
4,276	Bristol-Myers Squibb Co.	241,851
2,777	Merck & Co., Inc.	276,256
		518,107
	Semiconductors & Semiconductor Equipment — 0.2%
980	Broadcom, Inc.	227,203
1,677	Microchip Technology, Inc.	96,176
1,370	QUALCOMM, Inc.	210,460
		533,839
	Software — 0.1%
470	Microsoft Corp.	198,105
512	Salesforce, Inc.	171,177
		369,282
Shares	Description	Value (†)
	Specialized REITs — 0.0%
552	American Tower Corp.	$101,242
	Specialty Retail — 0.0%
317	Home Depot, Inc.	123,310
	Technology Hardware, Storage & Peripherals — 0.1%
770	Apple, Inc.	192,823
	Trading Companies & Distributors — 0.0%
1,342	Fastenal Co.	96,503
	Total Common Stocks (Identified Cost $9,737,356)	8,021,964

Principal Amount
Collateralized Loan Obligations — 1.0%
$670,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 11.379%, 7/20/2034(a)(b)	675,176
695,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER2, 3 mo. USD SOFR + 5.000%, 9.511%, 1/20/2038(a)(b)	695,261
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.068%, 1/15/2035(a)(b)	341,502
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 10.968%, 10/15/2034(a)(b)	531,626
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 11.394%, 10/18/2034(a)(b)	270,887
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.029%, 1/20/2035(a)(b)	321,619
	Total Collateralized Loan Obligations (Identified Cost $2,830,000)	2,836,071

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.3%
12,456	Boeing Co., 6.000%	758,446
	Brokerage — 0.0%
1,116	Apollo Global Management, Inc., 6.750%	96,992
	Electric — 0.0%
2,256	PG&E Corp., Series A, 6.000%	112,326
	Total Convertible Preferred Stocks (Identified Cost $813,965)	967,764
	Total Preferred Stocks (Identified Cost $813,965)	967,764

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(i)	—
25,233	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(i)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 7.4%
$9,353,902	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $9,355,201 on 1/02/2025 collateralized by $7,523,100 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $9,541,019 including accrued interest(o)	$9,353,902
7,650,000	U.S. Treasury Bills, 4.182%–4.231%, 3/27/2025(p)(q)(r)	7,575,213
3,450,000	U.S. Treasury Bills, 4.506%, 1/02/2025(r)	3,450,000
	Total Short-Term Investments (Identified Cost $20,377,225)	20,379,115
	Total Investments — 100.5% (Identified Cost $290,037,290)	278,819,722
	Other assets less liabilities — (0.5)%	(1,336,236)
	Net Assets — 100.0%	$277,483,486

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$181,044,141 or 65.2% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2024, interest payments were made in cash and principal.

(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2024, interest payments were made in principal.

(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(o)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(q)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(r)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	177	$36,418,267	$36,392,860	$(25,407)

At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	1	$107,584	$106,305	$1,279
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	1	122,694	118,906	3,788
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	11	1,250,531	1,224,438	26,093
Total					$31,160
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$1,045,555	$ —	$1,045,555
Non-Agency Commercial Mortgage-Backed Securities	—	4,110,768	39,184	4,149,952
All Other Non-Convertible Bonds(a)	—	208,214,457	—	208,214,457
Total Non-Convertible Bonds	—	213,370,780	39,184	213,409,964
Convertible Bonds(a)	—	13,252,695	—	13,252,695
Total Bonds and Notes	—	226,623,475	39,184	226,662,659
Senior Loans(a)	—	19,952,149	—	19,952,149
Common Stocks(a)	8,021,964	—	—	8,021,964
Collateralized Loan Obligations	—	2,836,071	—	2,836,071
Preferred Stocks(a)	967,764	—	—	967,764
Warrants	—	—	—	—
Short-Term Investments	—	20,379,115	—	20,379,115
Total Investments	8,989,728	269,790,810	39,184	278,819,722
Futures Contracts (unrealized appreciation)	31,160	—	—	31,160
Total	$9,020,888	$269,790,810	$39,184	$278,850,882

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(25,407)	$ —	$ —	$(25,407)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or December 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	38,384	—	—	800	—	—	—	—	39,184	800
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$38,384	$ —	$ —	$800	$ —	$ —	$ —	$ —	$39,184	$800
Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$31,160

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(25,407)

Industry Summary at December 31, 2024 (Unaudited)
Technology	12.1%
Cable Satellite	10.9
Midstream	6.6
Property & Casualty Insurance	5.4
Independent Energy	4.7
Healthcare	3.3
Pharmaceuticals	3.0
Lodging	2.9
Metals & Mining	2.8
Aerospace & Defense	2.8
Consumer Cyclical Services	2.7
Restaurants	2.6
Finance Companies	2.5
Retailers	2.3
Gaming	2.2
Food & Beverage	2.2
Other Investments, less than 2% each	23.1
Collateralized Loan Obligations	1.0
Short-Term Investments	7.4
Total Investments	100.5
Other assets less liabilities (including futures contracts)	(0.5)
Net Assets	100.0%